EXHIBIT 99.1

Indenture Trustee’s Investor Report

Allstate Life Global Funding Trust 2007-3

Funding Agreement Policy No.: FA-41097

Payment Date 9/21/2007

Description	CUSIP Number	Original Issue Date	Stated Maturity Date
Secured Medium-Term Notes	02003MAY0	February 21, 2007	February 20, 2009

(i)

the amount received by the Indenture Trustee as of the last Payment Date in respect of the principal, interest and premium, if any, on Funding Agreements (the “Funding Agreements”) issued by Allstate Life Insurance Company.

Principal Amount Received	Interest Amount Received
$0.00	$710,416.67

(ii)

The amount of payment on such Payment Date to holders allocable to principal and premium, if any, and interest on the notes of the Trusts and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Principal Amount Allocable	Principal Amount Allocable	Interest Amount Allocable	Interest Amount Unpaid
$0.00	$0.00	$710,416.67	$0.00

(iii)

The aggregate original stated amount of Funding Agreements, the current interest rate thereon at the close of business on such Payment Date, and ,the aggregate principal balance of the notes at the close of business on such Payment Date

Aggregate Original Stated Amount	Current Interest Rate (per annum)	Aggregate Principal Balance
$150,000,000	5.50%	$150,000,000

(iv)	The amounts of compensation invoiced by the Indenture Trustee during the period relating to such Payment Date.

Paid by Trust: $0.00

Paid by Allstate Life Insurance Company: $0.00

•	All Principal Amounts include applicable premium, if any

By: The Bank of New York Trust Company, N.A., as Indenture Trustee